Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 30, 2012
Property, Plant and Equipment [Abstract]
Property, plant and equipment at cost and accumulated depreciation
At the end of 2012 and 2011, property, plant and equipment at cost and accumulated depreciation were:

(Dollars in Millions)	2012	2011
Land and land improvements	$793	754
Buildings and building equipment	10,046	9,389
Machinery and equipment	21,075	19,182
Construction in progress	2,740	2,504
Total property, plant and equipment, gross	$34,654	31,829
Less accumulated depreciation	18,557	17,090
Total property, plant and equipment, net	$16,097	14,739